UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGEACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

July 1, 2014 to September 30, 2014

Date of Report (Date of earliest event reported) September 30, 2014

Commission File Number of securitizer: 025-01603

Central Index Key Number of securitizer: 0001600860

Robert Kuppens, 617-420-2665

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

SEC 2860 (3-11)

P o t e n t i a l p e r s o n s w h o a r e t o r e s p o n d t o t h e c o l l e c t i o n o f i n f o r m a t i o n c o n t a i n e d i n t h i s f o r m a r e n o t r e q u i r e d t o r e s p o n d u n l e s s t h e f o r m d i s p l a y s a c u r r e n t l y v a l i d O M B c o n t r o l n u m b e r .

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

  Salus Capital Partners, LLC

Date November 14, 2014

/s/ Robert Kuppens

Robert Kuppens, Chief Compliance Officer

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